Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Salaries Wages And Contractor Fees	$ 114,876	$ 84,754	$ 62,900
Expense from share-based payment transactions with employees	24,136	23,780	11,922
Employee benefits expense	139,012	108,534	74,822
Wages and salaries	$ 34,265	$ 19,809	$ 16,694